Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Schedule of Major Related Parties and their Relationships with the Group	The table below sets forth the major related parties and their relationships with the Group as of June 30，2022 and June 30, 2023:
Name of related parties	Relationship with the Group

Mr. Peng Li	The Founder and controlling shareholder of the Company (i)
EW Technology Limited	Entity controlled by the same shareholders with the Company and significantly influenced by the Founder
Beijing Baichuan Insurance Brokerage Co., Ltd.	Entity controlled by the same shareholders with the Company and significantly influenced by the Founder
Shenzhen Shanchangshuiyuan Network Technology Co., Ltd.	Entity controlled by the same shareholders with the Company and significantly influenced by the Founder
Beijing Xingyuejiaohui Network Technology Co., Ltd.	Entity controlled by the same shareholders with the Company and significantly influenced by the Founder
Beijing Shanronghaina Network Technology Co., Ltd.	Entity controlled by the same shareholders with the Company and significantly influenced by the Founder
Beijing Baichuanxianghai Technology Co., Ltd	Entity controlled by the same shareholders with the Company and significantly influenced by the Founder
Beijing Shuidayuda Co., Ltd.	Entity controlled by the same shareholders with the Company and significantly influenced by the Founder
Shenzhen Erwan Education Technology Limited	Entity controlled by the Founder
(i)	Upon the IPO, the Founder became controlling shareholder of the Company through his majority voting right.

Schedule of Major Related Parties and their Relationships with the Group	The related party transactions entered into during the years ended June 30, 2021, 2022 and 2023 were as follows:
	For the years ended June 30,
Transactions	2021	2022	2023
	RMB	RMB	RMB

(i) Transactions recorded in revenue (1)	-	44,710	147,921

(ii) Other transactions
—Repayment of borrowings from related parties	(36,763)	(146,182)	-
—Borrowings from related parties	52,711	122,833	-
—Lending to related parties	(2,448)	(129,427)	(2,243)
—Repayment of lending to related parties	2,950	109,389	24,629
—Disposal of subsidiaries to related parties (2)	-	20,000	2,000
(1)	Beijing Feierlai has been providing marketing services to Beijing Baichuan Insurance Brokerage Co., Ltd. by referring learners to purchase insurance policies and earned commissions for the service, which was recorded as revenues from related parties subsequent to the disposal of Baichuan (Note 18).
(2)	The Group disposed of ChangYou Star to Beijing Shanronghaina Network Technology Co., Ltd. at a consideration of RMB22,000 (Note 18), of which RMB20,000 and RMB2,000 was received during the year ended June 30, 2022 and 2023, respectively.

Schedule of Outstanding Balance Due from/to Related Parties	The outstanding balance due from/to related parties as of June 30, 2022 and 2023 were as follows:
	As of June 30,
	2022	2023
	RMB	RMB

Due from related parties	47,394	29,116
Due from Beijing Baichuan Insurance Brokerage Co., Ltd. (1)	23,008	29,116
Other receivable from Beijing Shanronghaina Network Technology Co., Ltd. (2)	2,000	-
Loan receivable from BaichuanXianghai Technology Co., Ltd.	11,886	-
Loan receivable from Beijing Baichuan Insurance Brokerage Co.Ltd.	10,500	-
(1)	Beijing Feierlai has been providing marketing services to Beijing Baichuan Insurance Brokerage Co., Ltd. by referring learners to purchase insurance policies and earned commissions for the service, which was recorded as revenues from related parties subsequent to the disposal of Baichuan (Note 18).
(2)	The Group disposed of ChangYou Star to Beijing Shanronghaina Network Technology Co., Ltd. at a consideration of RMB22,000 (Note 18), of which RMB20,000 and RMB2,000 was received during the year ended June 30, 2022 and 2023, respectively.